General	12 Months Ended
Dec. 31, 2020
Disclosure Of General Explanatory [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.

SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.) (“SciSparc” or the “Company”), a pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, SciSparc and its subsidiaries at the time (the “Group”) were mainly engaged in developing several innovative immunotherapy products and SciSparc’s own patents in the immunotherapy field. In August 2015, the Company decided to adopt a different business strategy and began focusing on developing a portfolio of approved drugs based on cannabinoid molecules. With this focus, the Company is currently engaged in the following development programs based on Δ9-tetrahydrocannabinol (“THC”) and/or non-psychoactive cannabidiol for the treatment of Tourette syndrome and for the treatment of obstructive sleep apnea, pain, Autism Spectrum Disorder and epilepsy. The headquarters of the Company are located in the Tel Aviv, Israel.

The Company changed its name from Therapix Biosciences Ltd. to SciSparc Ltd. on January 24, 2021.

The Company was previously a dual-listed company, whereby it listed (a) its ordinary shares, no par value each (“ordinary shares”), on the Tel-Aviv Stock Exchange (“TASE”) from December 26, 2005 until its delisting on August 7, 2018, and (b) its American Depository Shares (“ADSs”) on the Nasdaq Capital Market (“Nasdaq”) following its initial public offering (“IPO”) on March 27, 2017, at which time it raised $13,700, until its suspension from listing, and subsequent delisting, from Nasdaq on July 2, 2020 and September 21, 2020, respectively. Following the delisting of the ADSs from Nasdaq, the Company’s ADSs were listed on the Pink Sheets and then subsequently upgraded to the OTCQB on December 8, 2020. The ADSs are currently quoted on the OTCQB under the symbol “SPRCY”. Since the IPO, the Company has had its ADSs registered with the U.S. Securities and Exchange Commission (“SEC”). All information in these financial statements regarding the ADSs presumes that all of the Company’s ordinary shares have been converted into ADSs. Each ADS represents one hundred and forty (140) ordinary shares.

As of December 31, 2020, the Company had two subsidiaries, both of which are companies incorporated under the laws of Israel: (1) Brain Bright Ltd. (“Brain Bright”); and (2) Evero Health Ltd. (“Evero” and together with Brain Bright, the “Subsidiaries”).

Both of the Subsidiaries are private companies, and as of the date of these financial statements, Brain Bright is an inactive company with no assets or liabilities. The Company also owns approximately 27% of the share capital of Lara Pharm Ltd. (“Lara”). Lara is a private company incorporated under the laws of Israel which, to the Company’s knowledge, does not engage in any business, and in any event, the Company does not have significant influence over Lara since it has no representation on Lara’s board of directors. The Company wrote-off the entire investment in Lara in 2015 (see Note 8a).

On October 3, 2018 (the “Acquisition Date”), the Company obtained control over Therapix Healthcare Resources Inc. (“THR”), a Delaware corporation, which was established on July 31, 2018, by acquiring 82.36% of THR’s equity through the conversion of a convertible loan.

On June 27, 2019, following the finalization of THR’s dissolution, completed by submitting all documents required by law (“THR’s Dissolution”), the Company deconsolidated THR (see Note 4).

The consolidated financial statements of the Company for the year ended December 31, 2020, were approved on March 25, 2021 and signed on March 29, 2021 (the “Approval Date”).

b.	Functional currency and presentation currency:

The functional currency of the Company, which is the currency that best reflects the economic environment in which the Company operates and conducts its transactions is the U.S. Dollar (“USD” or “$”), since it’s the primary currency of the economic environment in which the Company operates (see Note 2e). The consolidated financial statements are also presented in USD since the Company believes that preparing the consolidated financial statements in USD provides more relevant information to the users of the consolidated financial statements.

c.	The Group incurred operating losses since its incorporation, and expects to continue to incur operating losses for the foreseeable future. As of December 31, 2020, the Group had an accumulated deficit of approximately $55,188 as a result of recurring operating losses.

As of the Approval Date, the Group has not yet started recognizing revenues from sales and its operations are dependent on its ability to raise additional funds from existing and/or new investors. This dependency will continue until the Group will be able to completely finance its operations by generating revenue from its products. In addition, as of the Approval Date, the Group has raised the necessary funding in order to continue its activity in the foreseeable future.

As of the Approval Date, the Company had $7.78 million in cash. The Company anticipates that its cash as of December 31, 2020 will provide sufficient liquidity for more than a twelve-month period from March 29, 2021. The actual amount of cash that the Company will need to operate is subject to many factors, including, but not limited to, the timing, design and conduct of clinical trials for its drug candidates. The Company is dependent upon significant future financing to provide the cash necessary to execute its current operations, including the commercialization of any of its drug candidates.

d.	Public health epidemics or outbreaks could adversely impact the Company’s business. In late 2019, a novel strain of COVID-19, also known as coronavirus, was reported in Wuhan, China. While initially the outbreak was largely concentrated in China, it has now spread to several other countries, including in Israel, and infections have been reported globally. The extent to which the coronavirus impacts the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, and the actions that may be required to contain the coronavirus or treat its impact. In particular, the continued spread of the coronavirus globally, could adversely impact the Company’s operations and workforce, including other Company’s research and clinical trials and its ability to raise capital, which in turn could have an adverse impact on the Company’s business, financial condition and results of operation.

e.	Definitions and Meanings:

The Company	-	SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.)

The Group	-	SciSparc Ltd. (formerly Therapix Biosciences Ltd.) and its Subsidiaries, as detailed in Note 1a.

Subsidiaries	-	Companies that are controlled by the Company, as defined in IFRS 10, “Consolidated Financial Statements”, and whose accounts are consolidated with those of the Company (if active).

Associates	-	An entity over which the Company has significant influence, as defined in IAS 28, “Investment in Associates and Joint Ventures” and is not a Subsidiary.

Related Parties	-	As defined in IAS 24, “Related Party Disclosures”.

IAS	-	International Accounting Standards issued by the International Accounting Standards Board (“IASB”).

IFRS	-	International Financial Reporting Standards issued by the IASB.